Basis of preparation - Additional Information (Details) $ in Thousands, XUA in Millions	6 Months Ended
	Dec. 31, 2022 XUA	Dec. 31, 2022 USD ($)	Aug. 11, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents		$ 67,619		$ 60,447	$ 94,849		$ 136,881
Maximum amount in cash outflows from operating activities | XUA	XUA 30.7
Percentage of reduction in cash outflows from operating activities	16.00%
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings principal amount						$ 90,000
Refinancing and Expansion of Senior Debt Facility | Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents			$ 42,600
Borrowings principal amount						$ 90,000